Assets and liabilities held for sale - Summary of major classes of assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Total assets	$ 17,795	$ 180,452	$ 463,531
Liabilities
Total liabilities	9,173	36,529	42,898
Held-for-sale, not discontinued operations
Assets
Cash and cash equivalents	0	4,792
Accounts receivable, net of allowance for credit losses	0	9
Inventories, net	509	2,983
Total current assets	509	7,784
Tax receivable	0	234
Property, plant and equipment, net	4,002	11,008
Right-of-use assets, finance lease, net	68	449
Intangible assets, net	0	44,000
Goodwill	0	41,677
Other assets	0	123
Total non-current assets	4,070	97,491
Total assets	4,579	105,275	77,503
Liabilities
Accounts payable	0	1,050
Accrued expenses	0	771
Lease liabilities, finance lease - current	84	45
Lease liabilities, operating lease - current	368	0
Notes payable - current	0	7
Other current liabilities	0	1,097
Total current liabilities	452	2,970
Deferred tax liability	0	13,511
Lease liabilities, finance lease	0	834
Lease liabilities, operating lease	434	0
Total non-current liabilities	434	14,345
Total liabilities	$ 886	$ 17,315	$ 18,577